Earnings per share	12 Months Ended
Mar. 31, 2026
Earnings per share
Earnings per share

21.      Earnings per share

	Year ended March 31,
	2026	2025	2024
Basic earnings per ordinary share (€)	2.0594	1.4631	1.6828
Diluted earnings per ordinary share (€)	2.0422	1.4549	1.6743
Number of ordinary shares (in Ms) used for EPS (weighted average)
Basic	1,055.5	1,101.5	1,139.2
Diluted	1,064.4	1,107.7	1,145.0

Details of share options in issue have been described more fully in Note 14 to the consolidated financial statements. See below for explanation of diluted number of ordinary shares.

Diluted earnings per share takes account solely of the potential future exercise of share options and conditional shares granted under the Company’s share option and LTIP 2019 schemes. For FY26, the weighted average number of shares in issue of 1,064m (FY25: 1,108m; FY24: 1,145m) includes weighted average share options assumed to be converted, and equal to a total of 9m (2025: 6m; 2024: 6m) shares.

The average market value of the Company’s shares for the purpose of calculating the dilutive effect of the share options was based on quoted market prices for the year during which the options were outstanding.